Intangible Assets and Goodwill - Intangible Assets (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 7,938	$ 7,870	$ 8,347
Accumulated Amortization	(3,305)	(3,198)	(2,999)
Net Carrying Amount	4,633	4,672	5,348
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	13,142	13,051
Net Carrying Amount	9,837	9,853	10,701
Trademarks
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	5,144	5,122	5,291
Net Carrying Amount	5,144	5,122	5,291
Other
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	60	59	62
Net Carrying Amount	60	59	62
Patents and trademarks
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	4,450	4,400	4,705
Accumulated Amortization	(1,551)	(1,485)	(1,350)
Net Carrying Amount	2,899	2,915	3,355
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	2,142	2,127	2,265
Accumulated Amortization	(1,095)	(1,063)	(1,021)
Net Carrying Amount	1,047	1,064	1,244
Other
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	1,346	1,343	1,377
Accumulated Amortization	(659)	(650)	(628)
Net Carrying Amount	$ 687	$ 693	$ 749